GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill for the years ended December 31, 2013, 2012 and 2011 is summarized as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Balance at beginning of year	$3,451	$4,094	$4,094
Acquisition of Newport	7,762	—	—
Disposal of SI Trust Servicing	—	(643)	—
Balance at end of year	$11,213	$3,451	$4,094

Schedule of Finite-Lived Intangible Assets
Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2013	2012
	(In Thousands)
Core deposit intangible	$8,573	$159
Accumulated amortization	(220)	(159)
Core deposit intangible, net	$8,353	$—